Leases - Undiscounted Lease Payments Maturity Schedule (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	$ 162.1
1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	41.8
2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	59.6
4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	35.5
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	$ 25.2